Assets and liabilities held for sale - Additional information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reclassifications or changes in presentation [line items]
Dividends received from subsidiaries and associates	R$ 107,424	R$ 1,018,794	R$ 254,905